Expense Example - GQG US Equity ETF - GQG US Equity ETF Shares	Jul. 14, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 179